FINANCING AND LOANS - Reconciliation from financing activities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
FINANCING AND LOANS
Financing and loans obtained	R$ 3,120,690	R$ 3,638,561	R$ 7,543,513
Payment of financing and loans - principal	(5,646,953)	(4,543,612)	(5,381,995)
Payments of shareholders remuneration	(381,436)	(5,790)	(23,056)
RGR resources to be distributed	800,654	1,007,112
Other	165,664	1,191	(2,431)
Net cash provided by financing activities	(1,941,381)	R$ 3,003,642	R$ 2,136,031
Variations resulting from obtainment or loss of control of subsidiaries or other business	(50,307)
Total amount	(1,991,688)
Financing and Loans
FINANCING AND LOANS
Financing and loans obtained	3,120,690
Payment of financing and loans - principal	(5,646,953)
Net cash provided by financing activities	(2,526,263)
Total amount	(2,526,263)
Dividends/Interest on equity
FINANCING AND LOANS
Payments of shareholders remuneration	(381,436)
Net cash provided by financing activities	(381,436)
Total amount	(381,436)
Debentures
FINANCING AND LOANS
Other	154,025
Net cash provided by financing activities	154,025
Total amount	154,025
Other Liabilities
FINANCING AND LOANS
RGR resources to be distributed	800,654
Other	11,639
Net cash provided by financing activities	812,293
Variations resulting from obtainment or loss of control of subsidiaries or other business	(50,307)
Total amount	R$ 761,986